Other Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about intangible assets [abstract]
Summary of Carrying Amounts of Each Class of Other Intangible Assets

	KV1.3 compound	VDA compound	MultiCore technology	Cancer stem cell technology	Total
	A$	A$	A$	A$	A$
Gross carrying amount at July 1, 2020	1,546,542	2,282,527	1,265,590	19,210,485	24,305,144
Additions	-	-	-	-	-
Foreign currency exchange differences	-	-	-	(1,529,124)	(1,529,124)
Gross carrying amount at June 30, 2021	1,546,542	2,282,527	1,265,590	17,681,361	22,776,020
Additions	-	-	-	-	-
Foreign currency exchange differences	-	-	-	1,515,296	1,515,296
Gross carrying amount at June 30, 2022	1,546,542	2,282,527	1,265,590	19,196,657	24,291,316

Accumulated amortisation amount at July 1, 2020	(1,546,542)	(2,282,527)	(1,265,590)	(7,444,073)	(12,538,732)
Amortisation (a)	-	-	-	(892,512)	(892,512)
Foreign currency exchange differences	-	-	-	600,979	600,979
Accumulated amortisation amount at June 30, 2021	(1,546,542)	(2,282,527)	(1,265,590)	(7,735,606)	(12,830,265)
Amortisation (a)	-	-	-	(913,373)	(913,373)
Foreign currency exchange differences	-	-	-	(709,404)	(709,404)
Accumulated amortisation amount at June 30, 2022	(1,546,542)	(2,282,527)	(1,265,590)	(9,358,383)	(14,453,042)

Net carrying amount June 30, 2021	-	-	-	9,945,755	9,945,755
Net carrying amount June 30, 2022	-	-	-	9,838,274	9,838,274

a)
Depreciation is disclosed in the Consolidated Statement of Profit or Loss and Other Comprehensive Income as follows:

	2022 A$	2021 A$	2020 A$
Continuing operations	913,373	892,512	1,328,244
Discontinued operations	-	-	45,627
	913,373	892,512	1,373,871